Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Text Block [Abstract]
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2016:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥28,427,163	¥701,250		¥572		¥29,127,841
Japanese prefectural and municipal bonds	441,720	13,362		84		454,998
Foreign governments and official institutions bonds	2,046,787	28,850		1,569		2,074,068
Corporate bonds	998,616	25,388		724		1,023,280
Residential mortgage-backed securities	898,381	292		11,921		886,752
Commercial mortgage-backed securities	192,585	618		3,074		190,129
Asset-backed securities	1,669,114	1,969		4,301		1,666,782
Other debt securities(1)	180,322	4,657		2,194		182,785
Marketable equity securities	2,660,045	3,000,018		40,467		5,619,596

Total	¥37,514,733	¥3,776,404		¥64,906		¥41,226,231

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,101,107	¥58,008		¥—		¥1,159,115
Foreign governments and official institutions bonds	89,335	1,344		424		90,255
Corporate bonds	200	—		—		200
Residential mortgage-backed securities	938,505	5,899	(2)	4,923	(3)	939,481
Commercial mortgage-backed securities	201,126	5,551		638	(3)	206,039
Asset-backed securities	1,536,395	8,771		9,008		1,536,158

Total	¥3,866,668	¥79,573		¥14,993		¥3,931,248

Notes:

(1)	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥229 million at March 31, 2016 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥6,183 million and ¥8,748 million, respectively, at March 31, 2016 and are not included in the table above.

At March 31, 2017:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥25,435,570	¥396,057		¥5,339		¥25,826,288
Japanese prefectural and municipal bonds	1,010,336	9,598		4,445		1,015,489
Foreign governments and official institutions bonds	2,162,897	14,006		26,974		2,149,929
Corporate bonds	1,121,967	20,854		1,089		1,141,732
Residential mortgage-backed securities	1,203,685	551		15,318		1,188,918
Commercial mortgage-backed securities	80,564	454		750		80,268
Asset-backed securities	1,374,754	5,416		1,898		1,378,272
Other debt securities(1)	169,185	4,899		3,295		170,789
Marketable equity securities	2,736,976	3,407,915		6,477		6,138,414

Total	¥35,295,934	¥3,859,750		¥65,585		¥39,090,099

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,100,955	¥43,115		¥—		¥1,144,070
Foreign governments and official institutions bonds	61,135	1,113		—		62,248
Corporate bonds	100	—		—		100
Residential mortgage-backed securities	962,492	4,009	(2)	11,196	(3)	955,305
Commercial mortgage-backed securities	184,336	5,065		768	(3)	188,633
Asset-backed securities	1,278,303	9,277		185		1,287,395

Total	¥3,587,321	¥62,579		¥12,149		¥3,637,751

Notes:

(1)	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥159 million at March 31, 2017 and are not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥4,662 million and ¥7,295 million, respectively, at March 31, 2017 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥325	¥326	¥15,052,478
Due from one year to five years	132,050	133,853	9,199,854
Due from five years to ten years	2,103,322	2,155,306	4,191,728
Due after ten years	1,351,624	1,348,266	4,507,625

Total	¥3,587,321	¥3,637,751	¥32,951,685

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2016:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥4,210,052	¥572	¥—	¥—	¥4,210,052	¥572	53
Japanese prefectural and municipal bonds	36,613	84	—	—	36,613	84	19
Foreign governments and official institutions bonds	277,903	1,152	35,577	417	313,480	1,569	59
Corporate bonds	55,166	387	29,218	337	84,384	724	182
Residential mortgage-backed securities	570,638	6,957	279,258	4,964	849,896	11,921	402
Commercial mortgage-backed securities	139,358	2,911	7,860	163	147,218	3,074	137
Asset-backed securities	268,896	1,554	155,612	2,747	424,508	4,301	149
Other debt securities	14,474	432	76,212	1,762	90,686	2,194	36
Marketable equity securities	301,806	39,601	4,012	866	305,818	40,467	120

Total	¥5,874,906	¥53,650	¥587,749	¥11,256	¥6,462,655	¥64,906	1,157

Held-to-maturity securities:
Debt securities:
Foreign governments and official institutions bonds	¥23,698	¥424	¥—	¥—	¥23,698	¥424	4
Residential mortgage-backed securities	397,672	4,760	205,644	163	603,316	4,923	227
Commercial mortgage-backed securities	23,735	155	172,241	483	195,976	638	31
Asset-backed securities	680,621	4,756	381,783	4,252	1,062,404	9,008	46

Total	¥1,125,726	¥10,095	¥759,668	¥4,898	¥1,885,394	¥14,993	308

	Less than 12 months		12 months or more		Total
At March 31, 2017:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,088,856	¥5,339	¥—	¥—	¥6,088,856	¥5,339	107
Japanese prefectural and municipal bonds	579,684	4,445	—	—	579,684	4,445	139
Foreign governments and official institutions bonds	1,034,336	26,677	115,053	297	1,149,389	26,974	142
Corporate bonds	277,394	933	15,613	156	293,007	1,089	160
Residential mortgage-backed securities	754,557	14,086	81,065	1,232	835,622	15,318	412
Commercial mortgage-backed securities	51,360	748	1,298	2	52,658	750	65
Asset-backed securities	80,059	1,269	128,372	629	208,431	1,898	85
Other debt securities	35,375	1,488	50,845	1,807	86,220	3,295	26
Marketable equity securities	222,950	6,449	554	28	223,504	6,477	111

Total	¥9,124,571	¥61,434	¥392,800	¥4,151	¥9,517,371	¥65,585	1,247

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥523,237	¥10,736	¥161,453	¥460	¥684,690	¥11,196	263
Commercial mortgage-backed securities	12,906	125	168,724	643	181,630	768	31
Asset-backed securities	25,679	13	101,345	172	127,024	185	5

Total	¥561,822	¥10,874	¥431,522	¥1,275	¥993,344	¥12,149	299

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	2015	2016	2017
	(in millions)
Balance at beginning of fiscal year	¥12,556	¥8,814	¥6,691

Additions:
Initial credit impairments	2,728	915	645
Subsequent credit impairments	785	48	96

Reductions:
Securities sold or matured	(7,255)	(3,086)	(3,307)

Balance at end of fiscal year	¥8,814	¥6,691	¥4,125